Investments in Associates and Joint Ventures - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Share of profit/(loss) from investments accounted for using the equity method(a)	€ 20	€ 20	€ 31
Share of other comprehensive income from investments accounted for using the equity method	22	(3)	1
Total	42	17	32
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Share of profit/(loss) from investments accounted for using the equity method(a)	84	114	(53)
Share of other comprehensive income from investments accounted for using the equity method	(303)	58	235
Total	€ (219)	€ 172	€ 182